Consolidated Statements of Changes in Stockholders' Equity - EUR (€) € in Millions	Total	Share capital	Capital reserve	Treasury shares	Retained earnings	Other reserves [1]
Equity at beginning of period at Dec. 31, 2019	€ 493.5	€ 232.3	€ 686.7	€ (5.5)	€ (424.8)	€ 4.8
Profit for the period	15.2				15.2
Other comprehensive income (loss)	(11.4)					(11.4)
Comprehensive income for the period, net of tax	3.8				15.2	(11.4)
Issuance of share capital	875.7	14.0	861.0	0.7
Transaction costs	(33.2)		(33.2)
Share-based payments	32.0					32.0
Equity at end of period at Dec. 31, 2020	1,371.8	246.3	1,514.5	(4.8)	(409.6)	25.4
Profit for the period	10,292.5				10,292.5
Other comprehensive income (loss)	8.7					8.7
Comprehensive income for the period, net of tax	10,301.2				10,292.5	8.7
Issuance of treasury shares	163.6		162.6	1.0
Transaction costs	(2.7)		(2.7)
Share-based payments	59.8					59.8
Equity at end of period at Dec. 31, 2021	11,893.7	246.3	1,674.4	(3.8)	9,882.9	93.9
Profit for the period	9,434.4				9,434.4
Other comprehensive income (loss)	22.3					22.3
Comprehensive income for the period, net of tax	9,456.7				9,434.4	22.3
Issuance of share capital	67.6	0.5	67.1
Redemption of convertible note	235.0	1.8	233.2
Share repurchase program	(986.4)		(979.5)	(6.9)
Transaction costs	(0.1)		(0.1)
Dividends	(484.3)				(484.3)
Share-based payments	(681.3)		833.1	5.4		(1,519.8)
Current and deferred taxes	554.7					554.7
Equity at end of period at Dec. 31, 2022	€ 20,055.6	€ 248.6	€ 1,828.2	€ (5.3)	€ 18,833.0	€ (848.9)

[1]	Includes foreign currency translation reserve which was presented separately in prior periods.